Taxation (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Provision for employee benefits	$ 1,163,826	$ 1,368,335
Net operating loss carried forward	728,331	1,105
Deferred tax assets	1,892,157	1,369,440
Less:
Deferred tax liabilities - finance leases	(256,519)	(331,094)
Deferred tax assets, net	$ 1,635,638	$ 1,038,346